Compensation Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation Arrangements
Compensation Arrangements.
Automotive
Effective March 31, 2012, Jose Maria Alapont retired as President and Chief Executive Officer of Federal-Mogul. Mr. Alapont's retirement had no accounting impact on either the stock options or deferred compensation agreement as discussed below.
On March 23, 2010, Federal-Mogul entered into the Second Amended and Restated Employment Agreement, which extended Mr. Alapont's employment with Federal-Mogul for three years. Also on March 23, 2010, Federal-Mogul amended and restated the Stock Option Agreement by and between Federal-Mogul and Mr. Alapont dated as of February 15, 2008 (the “Restated Stock Option Agreement”). The Restated Stock Option Agreement removed Mr. Alapont's put option to sell stock received from a stock option exercise to Federal-Mogul for cash. The Restated Stock Option Agreement provides for payout of any exercise of Mr. Alapont's stock options in stock or, at the election of Federal-Mogul, in cash. The awards were previously accounted for as liability awards based on the optional cash exercise feature; however, the accounting impact associated with this modification is that the stock options are now considered an equity award as of March 23, 2010. Federal-Mogul revalued the four million stock options granted to Mr. Alapont at March 23, 2010, resulting in a revised fair value of $27 million. This amount was reclassified from accounts payable, accrued expenses and other liabilities to equity due to their equity award status. As these stock options were fully vested as of March 23, 2010, no further expense related to these stock options was recognized subsequent to that date. These options had no intrinsic value as of December 31, 2011. These options expired on June 29, 2012.
Mr. Alapont's deferred compensation agreement was also amended and restated on March 23, 2010. The amended and restated agreement included no changes that impacted the accounting for this agreement. Since the revised and restated agreement continues to provide for net cash settlement at the option of Mr. Alapont, it continues to be treated as a liability award as of June 30, 2012 and through its eventual payout, which will occur promptly following October 1, 2012. The amount of the payout shall be equal to $10 million (500,000 shares of Federal-Mogul's common stock multiplied by the March 23, 2010 stock price of $19.46). During each of the three and six months ended June 30, 2012, Federal-Mogul recognized $1 million in expense associated with Mr. Alapont's deferred compensation agreement. During the three and six months ended June 30, 2011, Federal-Mogul recognized $1 million in expense and immaterial income associated with Mr. Alapont's deferred compensation agreement, respectively. The deferred compensation agreement had intrinsic values of $10 million as of both June 30, 2012 and December 31, 2011.
Energy
CVR has a long-term incentive plan (“LTIP”), which permits the grant of options, stock appreciation rights, non-vested shares, non-vested share units, dividend equivalent rights, share awards and performance awards (including performance share units, performance units and performance-based restricted stock). As of June 30, 2012, only restricted shares of CVR common stock and stock options had been granted under the LTIP. Individuals who are eligible to receive awards and grants under the LTIP include CVR's employees, officers, consultants, advisors and directors.
Our acquisition of a controlling interest in CVR on May 4, 2012 constituted a change of control that, along with the Transaction Agreement, triggered a modification to the LTIP.  Pursuant to the Transaction Agreement, all employee restricted stock awards that vest in 2012 will vest in accordance with the current vesting terms and upon vesting will receive the offer price of $30 per share in cash plus one CCP. For all such awards that vest in accordance with their terms in the fiscal year ending December 31, 2013, 2014 and 2015, the holders of the awards will receive the lesser of the offer price or the appraised value of the shares at the time of vesting.  As a result of the modification, additional share-based compensation of $12 million was incurred to revalue the unvested shares to the fair value upon the date of modification. For awards vesting subsequent to 2012, the awards will be remeasured at each subsequent reporting date until they vest. In addition, the classification changed from an equity award to a liability award due to the required cash settlement feature of the awards.
As of June 30, 2012, there was $23 million of total unrecognized compensation cost related to restricted shares to be recognized over a weighted-average period of approximately two years. Compensation expense associated with these restricted shares recorded for the period from May 5, 2012 through June 30, 2012 was $16 million.

Compensation Arrangements.
Compensation arrangements of our Automotive segment that are included in our consolidated financial statements are discussed below.
Automotive
On March 23, 2010, Federal-Mogul entered into the Second Amended and Restated Employment Agreement, which extended Mr. Alapont's employment with Federal-Mogul for three years. Also on March 23, 2010, Federal-Mogul amended and restated the Stock Option Agreement by and between Federal-Mogul and Mr. Alapont dated as of February 15, 2008 (the “Restated Stock Option Agreement”). The Restated Stock Option Agreement removed Mr. Alapont's put option to sell stock received from a stock option exercise to Federal-Mogul for cash. The Restated Stock Option Agreement provides for payout of any exercise of Mr. Alapont's stock options in stock or, at the election of Federal-Mogul, in cash. The awards were previously accounted for as liability awards based on the optional cash exercise feature; however, the accounting impact associated with this modification is that the stock options are now considered an equity award as of March 23, 2010.
Federal-Mogul revalued the four million stock options granted to Mr. Alapont at March 23, 2010, resulting in a revised fair value of $27 million. This amount was reclassified from accounts payable, accrued expenses and other liabilities to partners' equity due to their equity award status. As these stock options were fully vested as of March 23, 2010, no further expense related to these stock options will be recognized. Federal-Mogul recognized $4 million and $22 million in expense associated with these stock options during the years ended December 31, 2010 and 2009, respectively. These options had no intrinsic value as of December 31, 2011 and an intrinsic value of $5 million as of December 31, 2010. These options expire on December 27, 2014. None of these stock options have been exercised or forfeited as of December 31, 2011.
The stock option fair values were estimated using the Black-Scholes valuation model with the following assumptions:

	March 23, 2010 Valuation		December 31, 2009 Valuation
	Plain Vanilla Options	Options Connected to Deferred Compensation	Plain Vanilla Options	Options Connected to Deferred Compensation
Exercise price	$19.50	$19.50	$19.50	$19.50
Options outstanding (in millions)	2	2	2	2
Expected volatility	58%	58%	61%	61%
Expected dividend yield	—%	—%	—%	—%
Risk-free rate over the estimated expected option life	1.18%	1.18%	1.41%	1.47%
Expected option life (in years)	2.4	2.4	2.5	2.6
Fair value of options (in millions)	$13.7	$13.7	$12.0	$12.2
Fair value of vested portion of options (in millions)	$13.7	$13.7	$9.6	$9.8

For all noted valuations, expected volatility is based on the average of five-year historical volatility and implied volatility for a group of comparable auto industry companies as of the measurement date. Risk-free rate is determined based upon U.S. Treasury rates over the estimated expected option lives. Expected dividend yield is zero as Federal-Mogul has not paid dividends to holders of its common stock in the recent past nor does it expect to do so in the future. Expected option lives are primarily equal to one-half of the time between the measurement date and the end of the option term.
Mr. Alapont's Deferred Compensation Agreement was also amended and restated on March 23, 2010. The amended and restated agreement did not include any provisions that impacted the accounting for this agreement. Since the amended and restated agreement continues to provide for net cash settlement at the option of Mr. Alapont, it continues to be treated as a liability award as of December 31, 2011 and through its eventual payout. The amount of the payout shall be equal to approximately $10 million (500,000 shares of Federal-Mogul's common stock multiplied by the March 23, 2010 stock price of $19.46), offset by 75% of the intrinsic value of any exercise by Mr. Alapont of two million of the options noted above (“options connected to deferred compensation”). During the years ended December 31, 2011, 2010 and 2009, Federal-Mogul recognized $1 million, $2 million and $3 million, respectively, in expense associated with Mr. Alapont's deferred compensation agreement. The deferred compensation agreement had intrinsic values of $10 million and $8 million as of December 31, 2011 and 2010, respectively. The intrinsic value of $8 million at December 31, 2010 was derived under the assumption that the 2 million options connected to deferred compensation had been exercised as of that date because the market price of Federal-Mogul's common stock was greater than the exercise price of the options on December 31, 2010.
The Deferred Compensation Agreement fair values were estimated using the Monte Carlo valuation model with the following assumptions:

	Year Ended December 31,
	2011	2010	2009
Exercise price of options connected to deferred compensation	$19.50	$19.50	$19.50
Expected volatility	60%	58%	61%
Expected dividend yield.	—%	—%	—%
Risk-free rate over the estimated expected life	0.17%	0.59%	1.47%
Expected life (in years)	1.5	2.0	2.6
Fair value (in millions)	$8	$7	$5
Fair value of vested portion (in millions)	$8	$7	$—

Expected volatility is based on the average of five-year historical volatility and implied volatility for a group of auto industry comparator companies as of the measurement date. Risk-free rate is determined based upon U.S. Treasury rates over the estimated expected life. Expected dividend yield is zero as Federal-Mogul has not paid dividends to holders of its common stock in the recent past nor does it expect to do so in the future. Expected life is equal to one-half of the time to the end of the term.